Acquisitions and disposals- Divestures (Details) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2019
BM-S-8 licence, Carcara field [Member] | E&P International [member]
Divestments [Line Items]
Proceeds from divesture/sale	$ 269
BM-S-8 licence, Carcara field [Member] | ExxonMobil [Member] | E&P International [member]
Divestments [Line Items]
Proportion of ownership interest divested	3.50%
BM-S-8 licence, Carcara field [Member] | Galp [Member] | E&P International [member]
Divestments [Line Items]
Proportion of ownership interest divested	3.00%
Norwegian Sea and the North Sea region of the Norwegian continental shelf (NCS) [Member] | E&P Norway [member]
Divestments [Line Items]
Gain on disposal of assets or discontinued operations		$ 137